DEFERRED TAX - Unprovided tax losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Expiry profile of these unprovided tax losses
Unprovided tax losses	¥ 18,213,620	¥ 21,990,840
Within 1 year
Expiry profile of these unprovided tax losses
Unprovided tax losses		4,473,661
Between 1 and 2 years
Expiry profile of these unprovided tax losses
Unprovided tax losses	7,689,663	7,880,303
Between 2 and 3 years
Expiry profile of these unprovided tax losses
Unprovided tax losses	7,650,084	7,686,919
2020
Expiry profile of these unprovided tax losses
Unprovided tax losses	711,878	880,805
2021
Expiry profile of these unprovided tax losses
Unprovided tax losses	975,081	¥ 1,069,152
2022
Expiry profile of these unprovided tax losses
Unprovided tax losses	¥ 1,186,914